Note 1 - Nature of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Gas Balancing Asset (Liability)					$ 0	$ 0
Revenues, Total	$ 35,540	$ 5,239	$ 107,256	$ 5,239	270,627	3,839
Cost of Goods and Services Sold					538,770	15,652
Asset Retirement Obligations, Noncurrent	$ 2,754		$ 2,754		$ 918	$ 918
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					263,992	168,328
Alpha Energy Texas Operating, LLC [Member]
Subsidiary, Ownership Percentage, Parent	100.00%		100.00%		100.00%